Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

October 31, 2018

Dates Covered
Collections Period	10/01/18 - 10/31/18
Interest Accrual Period	10/15/18 - 11/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/18	936,005,612.86	38,498
Yield Supplement Overcollateralization Amount 09/30/18	67,755,568.87	0
Receivables Balance 09/30/18	1,003,761,181.73	38,498
Principal Payments	27,224,796.44	536
Defaulted Receivables	1,196,667.64	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/18	65,026,615.83	0
Pool Balance at 10/31/18	910,313,101.82	37,916

Pool Statistics	$ Amount	# of Accounts
Pool Factor	88.39%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	4,573,329.39	182
Past Due 61-90 days	1,591,407.50	62
Past Due 91-120 days	376,739.84	19
Past Due 121+ days	0.00	0
Total	6,541,476.73	263

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	640,751.44
Aggregate Net Losses/(Gains) - October 2018	555,916.20
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.66%
Prior Net Losses Ratio	0.66%
Second Prior Net Losses Ratio	0.31%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	24,123,297.20
Actual Overcollateralization	24,123,297.20
Weighted Average APR	3.55%
Weighted Average APR, Yield Adjusted	6.43%
Weighted Average Remaining Term	61.94

Flow of Funds	$ Amount

Collections	30,881,793.86
Investment Earnings on Cash Accounts	54,435.33
Servicing Fee	(836,467.65)
Transfer to Collection Account	0.00
Available Funds	30,099,761.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	2,150,280.17
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	888,362.30
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	24,123,297.20
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,851,235.20

Total Distributions of Available Funds	30,099,761.54

Servicing Fee	836,467.65
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 10/15/18	911,201,464.12
Principal Paid	25,011,659.50
Note Balance @ 11/15/18	886,189,804.62

Class A-1
Note Balance @ 10/15/18	96,581,464.12
Principal Paid	25,011,659.50
Note Balance @ 11/15/18	71,569,804.62
Note Factor @ 11/15/18	38.4783896%

Class A-2
Note Balance @ 10/15/18	369,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	369,000,000.00
Note Factor @ 11/15/18	100.0000000%

Class A-3
Note Balance @ 10/15/18	326,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	326,000,000.00
Note Factor @ 11/15/18	100.0000000%

Class A-4
Note Balance @ 10/15/18	89,060,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	89,060,000.00
Note Factor @ 11/15/18	100.0000000%

Class B
Note Balance @ 10/15/18	30,560,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	30,560,000.00
Note Factor @ 11/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,236,866.84
Total Principal Paid	25,011,659.50
Total Paid	27,248,526.34

Class A-1
Coupon	2.36000%
Interest Paid	196,275.00
Principal Paid	25,011,659.50
Total Paid to A-1 Holders	25,207,934.50

Class A-2
Coupon	2.80000%
Interest Paid	861,000.00
Principal Paid	0.00
Total Paid to A-2 Holders	861,000.00

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.2354808
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.9961619
Total Distribution Amount	27.2316427

A-1 Interest Distribution Amount	1.0552419
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	134.4712876
Total A-1 Distribution Amount	135.5265295

A-2 Interest Distribution Amount	2.3333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.3333333

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	35.52
Noteholders' Principal Distributable Amount	964.48

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/18	2,546,066.61
Investment Earnings	4,544.27
Investment Earnings Paid	(4,544.27)
Deposit/(Withdrawal)	-
Balance as of 11/15/18	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61